Other Financial Liabilities at Fair Value Through Profit or Loss - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [line items]
Net gain (loss) on financial liabilities designated at fair value, attributable to changes in credit risk	£ (77)	£ 84	£ (29)
Accumulated gain (loss) on financial liabilities designated at fair value, attributable to changes in credit risk	0	77
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	£ 4	£ 128
Statement describing other financial liabilities at fair value through profit or loss	For the Santander UK group, all (2018: all) of the other financial liabilities at fair value through profit or loss were designated as such.
Collateral and associated financial guarantees [member]
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [line items]
Cash deposits netted against senior credit linked notes	£ 1,500
Cash deposits presented on a net basis	£ 2,100